Share capital - Footnotes (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) shares
Disclosure of classes of share capital
Value of shares issued for services				$ 3,550
Price per share | $ / shares		$ 1.6
Issuance of units	$ 21,355,588	$ 15,525,000	$ 21,355,588
Share for services (in shares) | shares				5,000
Share-based compensation			14,277,406	$ 4,156,762
Share issuance costs	$ 1,281,335	$ 931,500	$ 2,651,229
Issuance of units (in shares) | shares	9,703,125	9,703,125
Restricted Common Shares
Disclosure of classes of share capital
Share-based compensation				$ 12,899